Related Party Transactions - Summary of Minimum Volume Commitment and Fees Associated with GPA (Parenthetical) (Detail) - Gas Processing Agreement, July 1, 2016 to June 30, 2026 [Member]	12 Months Ended
Dec. 31, 2015 MMBTU / d $ / MMBTU
Related Party Transaction [Line Items]
Decrease in firm fee | $ / MMBTU	0.35
MVC (MMBtu/d)	460,000 [1]
Minimum [Member]
Related Party Transaction [Line Items]
MVC (MMBtu/d)	345,000

[1]	The firm fee is reduced to $0.35 $/MMBtu for volumes in excess of 345,000 MMBtu/d